Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Related Party Transactions and Balances [Text Block]

12. Related Party Transactions and Balances

Related Party Balances

As of December 31, 2017 and December 31, 2016, $598,285 and $318,685, respectively, owed to directors, officers, and companies controlled by directors has been included in trade payables and accrued liabilities.

Key Management Personnel Compensation

	December 31,	December 31,	December 31,
	2017	2016	2015
Administrative fees	$60,000	$60,000	$60,000
Consulting	48,000	48,000	100,200
Stock-based compensation	40,211	933,616	239,875
Wages and benefits	512,490	587,041	558,320
	$660,701	$1,628,657	$958,395